LONG-TERM DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Contractual maturities of notes
The following are the contractual maturities related to the Notes, including interest payments:

	Payments due by period
Notes balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-5 yrs	>5 yrs
December 31, 2018	$400.0	$582.0	$28.0	$56.0	$56.0	$442.0
December 31, 2017	$400.0	$610.0	$28.0	$56.0	$56.0	$470.0

1
The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $5.0 million as at December 31, 2018 (December 31, 2017 – $5.8 million). The carrying amount of the long-term debt also excludes the embedded derivative.